Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of property and equipment [Abstract]
Machinery and equipment	$ 698	$ 649
Automobiles	101	50
Leasehold improvements	120	146
Computer and equipment	87	36
Furniture and fixtures		68
Total property, and equipment	1,006	949
Less: accumulated depreciation and amortization	(526)	(492)
Total property, and equipment, net	$ 480	$ 457